Other Current assets	6 Months Ended
Jun. 30, 2014
Other Assets [Abstract]
Other Current assets

5. Other current assets

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2013	June 30, 2014

Inventories	$25,640	$27,918
Deferred mobilization expenses	75,804	101,783
Prepayments and advances	19,347	23,185
Insurance claims (Note 13)	2,023	27,236
Deferred financing costs	-	19,497
Other	11,061	17,869
	$133,875	$217,488